Income Taxes (Tables)	12 Months Ended
May 31, 2023
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
Significant components of provision for income taxes for the years ended May 31, 2021, 2022 and 2023 were as follows:

	For the years ended May 31,
	2021	2022	2023
	US$	US$	US$
Current:
PRC	127,313	44,378	97,594

Deferred:
PRC	(43,725)	91,934	(31,528)

Total provision for income taxes	83,588	136,312	66,066

Components of Group's Deferred Tax Assets and Liabilities	Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2022	2023
	US$	US$
Deferred tax assets
Allowance for doubtful accounts	41,806	37,424
Accrued expenses	53,069	56,716
Net operating loss carry-forward	321,258	324,355
Tax impact from the long-term investments disposed to a related party	1,521	1,521

Total deferred tax assets	417,654	420,016

Less: valuation allowance	(397,616)	(364,083)

Total deferred tax assets, net	20,038	55,933

Deferred tax liabilities
Acquired assets	1,788	4,523
Tax impact from the unrealized gain on available-for-sale investments	17,452	19,326

Total deferred tax liabilities	19,240	23,849

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates
A reconciliation of the provision for income taxes computed by applying the EIT rates of 25% for the years ended May 31, 2021, 2022 and 2023 to income/(loss) before provision for income tax and the actual provision for income tax is as follows:

	For the years ended May 31,
	2021	2022	2023
	US$	US$	US$
Income/(loss) before income taxes	314,977	(1,032,498)	308,531
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory income tax rate	78,744	(258,125)	77,133
Effect of non-deductible expenses and loss and super deduction expenses	(5,174)	106,903	40,577
Effect of income tax exemptions and preferential tax rates	(38,795)	(19,570)	(12,927)
Effect of income tax rate difference in other jurisdictions	(181)	(424)	(5,184)
Changes in valuation allowance	48,994	307,528	(33,533)

Provision for income taxes	83,588	136,312	66,066